First Quarter Report
October 31, 2023 (Unaudited)
Columbia Disciplined Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Disciplined Growth Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 11.7%
Entertainment 0.6%
Playtika Holding Corp.(a)	139,092	1,168,373
Interactive Media & Services 11.1%
Alphabet, Inc., Class A(a)	80,154	9,945,508
Meta Platforms, Inc., Class A(a)	32,869	9,902,444
Pinterest, Inc., Class A(a)	101,209	3,024,125
Total		22,872,077
Total Communication Services		24,040,450
Consumer Discretionary 15.1%
Automobiles 1.8%
Tesla, Inc.(a)	18,878	3,791,458
Broadline Retail 5.6%
Amazon.com, Inc.(a)	75,049	9,988,271
eBay, Inc.	38,837	1,523,576
Total		11,511,847
Hotels, Restaurants & Leisure 3.4%
Booking Holdings, Inc.(a)	1,633	4,555,352
Expedia Group, Inc.(a)	24,960	2,378,438
Total		6,933,790
Household Durables 1.4%
NVR, Inc.(a)	430	2,327,427
TopBuild Corp.(a)	2,461	562,978
Total		2,890,405
Specialty Retail 2.9%
Home Depot, Inc. (The)	984	280,135
Ross Stores, Inc.	25,638	2,973,239
TJX Companies, Inc. (The)	30,180	2,657,952
Total		5,911,326
Total Consumer Discretionary		31,038,826
Consumer Staples 4.0%
Beverages 1.0%
Coca-Cola Co. (The)	36,994	2,089,791
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.8%
Clorox Co. (The)	2,624	308,845
Kimberly-Clark Corp.	9,499	1,136,460
Procter & Gamble Co. (The)	29,029	4,355,221
Total		5,800,526
Tobacco 0.2%
Altria Group, Inc.	8,454	339,597
Total Consumer Staples		8,229,914
Energy 0.9%
Oil, Gas & Consumable Fuels 0.9%
APA Corp.	43,908	1,744,026
Total Energy		1,744,026
Financials 6.1%
Banks 0.6%
First Citizens BancShares Inc., Class A	858	1,184,675
Financial Services 3.6%
Fiserv, Inc.(a)	24,256	2,759,120
MasterCard, Inc., Class A	3,177	1,195,664
Visa, Inc., Class A	15,078	3,544,838
Total		7,499,622
Insurance 1.9%
Lincoln National Corp.	45,344	987,139
Marsh & McLennan Companies, Inc.	15,467	2,933,316
Total		3,920,455
Total Financials		12,604,752
Health Care 10.6%
Biotechnology 3.1%
AbbVie, Inc.	20,194	2,850,989
Amgen, Inc.	2,875	735,138
BioMarin Pharmaceutical, Inc.(a)	4,796	390,634
Regeneron Pharmaceuticals, Inc.(a)	714	556,841
Sarepta Therapeutics, Inc.(a)	2,367	159,323
Vertex Pharmaceuticals, Inc.(a)	4,384	1,587,490
Total		6,280,415
2	Columbia Disciplined Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	32,405	3,063,893
Align Technology, Inc.(a)	12,542	2,315,128
Total		5,379,021
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	15,563	1,416,233
Humana, Inc.	7,305	3,825,555
UnitedHealth Group, Inc.	1,673	895,992
Total		6,137,780
Life Sciences Tools & Services 0.2%
Mettler-Toledo International, Inc.(a)	382	376,346
Pharmaceuticals 1.7%
Eli Lilly & Co.	2,514	1,392,580
Jazz Pharmaceuticals PLC(a)	17,051	2,165,818
Total		3,558,398
Total Health Care		21,731,960
Industrials 5.6%
Ground Transportation 1.1%
Uber Technologies, Inc.(a)	52,249	2,261,337
Machinery 2.1%
Allison Transmission Holdings, Inc.	54,234	2,734,479
Caterpillar, Inc.	6,965	1,574,438
Total		4,308,917
Passenger Airlines 0.1%
American Airlines Group, Inc.(a)	30,786	343,264
Professional Services 2.3%
Automatic Data Processing, Inc.	17,311	3,777,606
Paychex, Inc.	8,200	910,610
Total		4,688,216
Total Industrials		11,601,734
Information Technology 42.6%
Semiconductors & Semiconductor Equipment 8.7%
Applied Materials, Inc.	14,624	1,935,486
Broadcom, Inc.	3,159	2,657,888
Lam Research Corp.	4,303	2,531,111
Microchip Technology, Inc.	3,937	280,669
Common Stocks (continued)
Issuer	Shares	Value ($)
NVIDIA Corp.	24,687	10,067,358
QUALCOMM, Inc.	4,218	459,720
Total		17,932,232
Software 20.7%
Adobe, Inc.(a)	10,765	5,727,626
Autodesk, Inc.(a)	19,033	3,761,492
Crowdstrike Holdings, Inc., Class A(a)	10,548	1,864,570
DocuSign, Inc.(a)	28,969	1,126,315
Dropbox, Inc., Class A(a)	61,875	1,627,312
Fortinet, Inc.(a)	63,249	3,615,945
Microsoft Corp.	67,943	22,972,208
Palo Alto Networks, Inc.(a)	7,933	1,927,877
Total		42,623,345
Technology Hardware, Storage & Peripherals 13.2%
Apple, Inc.(b)	159,253	27,195,635
Total Information Technology		87,751,212
Materials 0.9%
Construction Materials 0.9%
Eagle Materials, Inc.	11,911	1,833,222
Total Materials		1,833,222
Real Estate 0.6%
Specialized REITs 0.6%
American Tower Corp.	2,450	436,565
Equinix, Inc.	1,223	892,350
Total		1,328,915
Total Real Estate		1,328,915
Total Common Stocks (Cost $122,769,681)		201,905,011

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(c),(d)	3,897,175	3,896,006
Total Money Market Funds (Cost $3,895,556)		3,896,006
Total Investments in Securities (Cost: $126,665,237)		205,801,017
Other Assets & Liabilities, Net		23,105
Net Assets		205,824,122

At October 31, 2023, securities and/or cash totaling $350,079 were pledged as collateral.
Columbia Disciplined Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	19	12/2023	USD	4,001,638	—	(215,595)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	2,422,587	6,519,375	(5,046,218)	262	3,896,006	(45)	52,962	3,897,175
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Growth Fund | First Quarter Report 2023

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